Notes and Line of Credit Payable	2 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Jan. 31, 2014
Notes and Line of Credit Payable
4. Notes and Lines of Credit Payable

Senior Secured Note

The Company entered into a Senior Secured Note (“Note”) agreement on February 1, 2012 with SpaGus Capital Partners, LLC (“SpaGus”) an entity in which Gary Augusta, a director and shareholder of the Company, holds an ownership interest. The terms of the Note provided for interest at 8.929% per annum, payments of principal of $135,000 on each of September 15, 2012 and October 15, 2012, and was secured by substantially all assets of the Company. The Company prepaid interest on the Note principal of $15,000 in accordance with the Note, and paid financing costs of $5,000 in cash and the issuance of 21,600 shares of the Company’s common stock, which was valued at $25,661 at the date of issuance.

On September 15, 2012, SpaGus agreed to allow the Company to defer payment of the scheduled principal payments due on September 15 and October 15, 2012, and amended the Note effective October 15, 2012 in which SpaGus agreed to provide additional principal to the Company in the amount of $230,000. The terms of the amended Note in the amount of $500,000 provided for borrowings to bear interest at 8.0 % per annum with accrued interest payable in arrears on each of December 28, 2012, March 31, 2013, June 30, 2013, and October 15, 2013. The amended Note was to have matured October 15, 2013, and could be prepaid at any time prior to September 29, 2013. The Company paid SpaGus financing costs of 10,000 restricted shares of the Company’s common stock on the amendment date, which had a fair value of $50,000. On April 15, 2013, the Company issued an additional 10,000 restricted shares of the Company’s common stock to SpaGus required under the terms of the amended Note, which had a fair value of $45,000 at the obligation date. The Company accounted for this additional payment as a modification, which was amortized to interest expense over the remaining term of the amended Note using the effective interest method. The amended Note matured and was repaid, including accrued unpaid interest, on October 16, 2013.

Medical Clinic Acquisition Promissory Notes

In connection with the September 1, 2013 acquisition of the Los Angeles, CA medical clinic, ACC issued a non-interest bearing promissory note to the seller, which was due in ten installments of $15,000 per month commencing December 1, 2013. The Company determined the fair value of the note using an interest rate of 5.45% per annum to discount future cash flows, which was based on Moody’s Baa-rated corporate bonds at the valuation date. The note was secured by substantially all assets of the clinic.

In connection with the January 6, 2014 acquisition of Fletcher medical clinic, ACC issued a non-interest bearing promissory note to the seller, which was due in installments of $15,000 per month for five months commencing April 1, 2014 under a non-interest bearing promissory note was secured by the assets of the clinic. The Company determined the fair value of the note using an interest rate of 5.30% per annum to discount future cash flows, which was based on Moody’s Baa-rated corporate bonds at the valuation date. The note was secured by substantially all assets of the clinic.

In connection with the December 7, 2013 acquisition of Eagle Rock medical clinic, ACC issued a non-interest bearing promissory note to the seller, which was due in installments of $10,000 per month for eight months commencing March 1, 2014 under a non-interest bearing promissory note was secured by the assets of the clinic. The Company determined the fair value of the note using an interest rate of 5.46 % per annum to discount future cash flows, which was based on based on index of Moody's Baa-rated corporate bonds at of the valuation date. The note was secured by substantially all assets of the clinic.

The Medical Clinic Acquisition Promissory Notes were repaid in connection with the equity and debt financing with NNA of Nevada, Inc. that closed on March 28, 2014 (refer to 2014 NNA Financing below).

NNA Credit Agreements

On October 15, 2013, the Company entered into a $2.0 million secured revolving credit facility (the “Revolving Credit Agreement”) with NNA of Nevada, Inc., and (“the Lender” or “NNA”). Amounts outstanding under the Credit Agreement accrued interest at a rate equal to the sum of (i) three month LIBOR and (ii) six percent (6.24% at January 31, 2014). Interest was payable on the last business day of each successive month, in arrears, which commenced October 31, 2013, and at each month-end thereafter. The Credit Agreement required the Company to pay the Lender a facility fee, on the last business day of each month, at a per annum rate of 1.0 % of the average daily unused portion of the revolving credit commitment under the Credit Agreement. Loans drawn under the Credit Agreement were secured by all of the assets of the Company and its subsidiaries, including a security interest in the deposit accounts of the Company and its subsidiaries and a pledge of the shares in the Company’s subsidiaries. The Company incurred direct costs related to the Credit Agreement aggregating $119,500 which were accounted for as deferred financing costs and were amortized using the straight line method to interest expense. On December 20, 2013 the Company entered into the First Amendment to the Credit Agreement (the “Amended Credit Agreement”), which increased the revolving credit facility from $2 million to $4 million. The proceeds of the Amended Credit Agreement were used by the Company to repay the $500,000 senior secured note (the “Senior Secured Note”) to SpaGus Apollo, LLC, and were used to pay or repay certain of the Company’s 10% Notes, to refinance certain other indebtedness of the Company, and for working capital and for general corporate purposes. The Amended Credit Agreement was refinanced on March 28, 2014 in connection with 2014 NNA Financing.

2014 NNA Financing

On March 28, 2014, the Company entered into certain credit and investment agreements with NNA (the “2014 NNA Financing”) which provided for a $7.0 million secured term loan (“Term Loan”), a $1.0 million secured line of credit (“Revolving Loan”), and a $2.0 million convertible note commitment (“Convertible Note”). In addition, NNA acquired 200,000 shares of the Company’s common stock, warrants to acquire the Company’s common stock, and certain registration rights (see Note 7). The Term Loan and Revolving Loan are secured by substantially all assets of the Company, and are guaranteed by the Company’s subsidiaries and certain of its consolidated entities.

The Company used the Monte Carlo method to fair value the proceeds of $9.0 million using the following inputs: term of 7 years, risk free rate of 2.31%, no dividends, volatility of 71.4%, share price of $4.50 per share and a 50% probability of down-round financing. The common stock was recorded at $899,739 (a discount of $1,100,261 to the face amount), the term loan was recorded at $5,745,637 (a discount of $1,254,363 to the face amount), and a corresponding warrant liability of $2,354,624.

The Term Loan accrues interest at a rate of eight percent per annum. The principal amount of the Term Loan is repaid on the last business day of each calendar quarter, which provides for quarterly payments of $87,500 in the first year, $122,500 in the second year, $122,500 in the third year, $175,000 in the fourth year, and $210,000 in the fifth year. The Term Loan at March 31, 2014 reflects a discount of $1,305,435 associated with the issuance of 300,000 warrants to acquire the Company’s common stock (see Note 7) and payment of a fee to NNA of $80,000 of which $51,072 was considered a debt discount, $7,998 was recorded to equity, and $20,930 allocated to warrant liability was immediately recorded as interest expense. The discount will be amortized to interest expense over the expected term of the loan using the effective interest method. The Revolving Loan bears interest at the rate of three month LIBOR plus 6.0% per annum. No amounts were borrowed under the Revolving Loan at March 31, 2014. The Term Loan and Revolving Loan mature on March 28, 2019.

The Convertible Note commitment provides for the Company to borrow up to $2,000,000. Borrowings, if any, will bear interest at the rate of 8.0 % per annum payable semi-annually, and will be convertible into shares of the Company’s common stock initially at $10.00 per share. The conversion price will be subject to adjustment in the event of subsequent down-round equity financings, if any, by the Company. The Convertible Note also requires the Company to issue 100,000 warrants to NNA with an exercise price of $10.00 per share (see Note 7) in the event the Company elects to fund the Convertible Note. The Convertible Note must be funded by December 15, 2014 or the commitment will expire.

The Company incurred $235,119 in third party costs related to the 2014 NNA Financing, which have been allocated to the related debt and equity instruments based on their relative fair values. For the two months ended March 31, 2014, $61,513 was included in interest expense, $23,505 was contra additional paid in capital and $150,101 was classified as deferred financing costs which will be deferred and amortized over the life of the loan using the effective interest method.

The 2014 NNA Financing credit agreement provides for certain financial covenants on a quarterly basis which will start on the quarter ending June 30, 2014.

In addition, the 2014 NNA Financing credit agreement includes certain negative covenants that, subject to exceptions, limit the Company’s ability to, among other things incur additional indebtedness, engage in future mergers, consolidations, liquidations and dissolutions, sell assets, pay dividends and distributions on or repurchase capital stock, and enter into or amend other material agreements; and also includes certain customary representations and warranties, affirmative covenants and events of default, which are set forth in more detail in the Credit Agreement.

Unsecured revolving line of credit

As part of the notes and lines of credit - current portion of the balance sheet, Hendel has a $100,000 revolving line of credit with a financial institution of which $94,765 was outstanding at March 31, 2014 and January 31, 2014. Borrowings under the line of credit bear interest at the prime rate (as defined) plus 4.50% (7.75% per annum at March 31, 2014), interest only is payable monthly, and matures June 5, 2014. The line of credit is unsecured.

Interest expense associated with the notes and lines of credit payable consisted of the following:

	Two months ended March 31,
	2014	2013
Interest expense	$38,244	$6,499
Amortization of loan fees and discount	103,274	2,122
	$141,518	$8,621

6. Notes and Line of Credit Payable

Notes and line of credit payable consist of the following:

	December 31,	March 31,
	2014	2014

Term loan payable to NNA due March 28, 2019, net of debt discount of $1,121,959 (December 31, 2014) and $1,305,435 (March 31, 2014)	$5,528,041	$5,694,565
Line of credit payable to NNA due March 28, 2019	1,000,000	-
Unsecured revolving line of credit due to financial institution due June 5, 2015	94,764	94,764
	$6,622,805	$5,789,329

Senior Secured Note

The Company entered into a Senior Secured Note (“Note”) agreement on February 1, 2012 with SpaGus Capital Partners, LLC (“SpaGus”) an entity in which Gary Augusta, a director and shareholder of the Company, holds an ownership interest.

On September 15, 2012, SpaGus agreed to allow the Company to defer payment of the scheduled principal payments due on September 15 and October 15, 2012, and amended the Note effective October 15, 2012 in which SpaGus agreed to provide additional principal to the Company in the amount of $230,000. The terms of the amended Note in the amount of $500,000 provided for borrowings to bear interest at 8.0 % per annum with accrued interest payable in arrears on each of December 28, 2012, March 31, 2013, June 30, 2013, and October 15, 2013. The amended Note matured and was repaid, including accrued unpaid interest, on October 16, 2013.

Medical Clinic Acquisition Promissory Notes

In connection with the September 1, 2013 acquisition of a Los Angeles, CA medical clinic, ACC issued a non-interest bearing promissory note to the seller, which was due in ten installments of $15,000 per month commencing December 1, 2013.  The Company determined the fair value of the note using an interest rate of 5.45% per annum to discount future cash flows, which was based on Moody’s Baa-rated corporate bonds at the valuation date.  The note was secured by substantially all assets of the clinic.

In connection with the January 6, 2014 acquisition of Fletcher Medical Clinic, ACC issued a non-interest bearing promissory note to the seller, which was due in installments of $15,000 per month for five months commencing April 1, 2014 under a non-interest bearing promissory note. The Company determined the fair value of the note using an interest rate of 5.30% per annum to discount future cash flows, which was based on Moody’s Baa-rated corporate bonds at the valuation date. The note was secured by substantially all assets of the acquired clinic.

In connection with the December 7, 2013 acquisition of Eagle Rock Medical Clinic, ACC issued a non-interest bearing promissory note to the seller, which was due in installments of $10,000 per month for eight months commencing March 1, 2014 under a non-interest bearing promissory. The Company determined the fair value of the note using an interest rate of 5.46 % per annum to discount future cash flows, which was based on based on index of Moody's Baa-rated corporate bonds at of the valuation date. The note was secured by substantially all assets of the acquired clinic.

The medical clinic acquisition promissory notes described above were repaid in connection with the equity and debt financing with NNA of Nevada, Inc. that closed on March 28, 2014 (see 2014 NNA financing below).

NNA Credit Agreements

On October 15, 2013, the Company entered into a $2.0 million secured revolving credit facility (the “Revolving Credit Agreement”) with NNA of Nevada, Inc., (“NNA), an affiliate of Fresenius Medical Care North America. On December 20, 2013 the Company entered into the First Amendment to the Credit Agreement (the “Amended Credit Agreement”), which increased the revolving credit facility from $2 million to $4 million.   The proceeds of the Amended Credit Agreement were used by the Company to repay the $500,000 Note to SpaGus Apollo, LLC, and were used to pay or repay certain of the Company’s 10% Notes (see Note 7), to refinance certain other indebtedness of the Company, and for working capital and for general corporate purposes. The Amended Credit Agreement was refinanced on March 28, 2014 in connection with 2014 NNA financing.

2014 NNA Financing

On March 28, 2014, the Company entered into a Credit Agreement (the “Credit Agreement”) pursuant to which NNA, extended to the Company (i) a $1,000,000 revolving line of credit (the “Revolving Loan”) and (ii) a $7,000,000 term loan (the “Term Loan”). The Company drew down the full amount of the Revolving Loan on October 23, 2014. The Term Loan and Revolving Loan mature on March 28, 2019, subject to NNA’s right to accelerate payment on the occurrence of certain events. The Term Loan may be prepaid at any time without penalty or premium. The loans extended under the Credit Agreement are secured by substantially all of the Company’s assets, and are guaranteed by the Company’s subsidiaries and consolidated entities. The guarantees of these subsidiaries and consolidated entities are in turn secured by substantially all of the assets of the subsidiaries and consolidated entities providing the guaranty.

Concurrently with the Credit Agreement, the Company entered into an Investment Agreement with NNA (the “Investment Agreement”), pursuant to which it issued to NNA an 8% Convertible Note in the original principal amount of $2,000,000 (the “Convertible Note”). The Company drew down the full principal amount of the Convertible Note on July 30, 2014 (see Note 7). The Convertible Note matures on March 28, 2019, subject to NNA’s right to accelerate payment on the occurrence of certain events. The Company may redeem amounts outstanding under the Convertible Note on 60 days’ prior notice to NNA. Amounts outstanding under the Convertible Note are convertible at NNA’s sole election into shares of the Company’s common stock at an initial conversion price of $10.00 per share. The Company’s obligations under the Convertible Note are guaranteed by its subsidiaries and consolidated entities.

Under the Investment Agreement, the Company issued to NNA warrants to purchase up to 300,000 shares of the Company’s common stock at an initial exercise price of $10.00 per share and warrants to purchase up to 200,000 shares of the Company’s common stock at an initial exercise price of $20.00 per share (collectively, the “Warrants”).

The Company determined the fair value of the proceeds of $9.0 million in part based on the following inputs for the warrant liability: term of 7 years, risk free rate of 2.31%, no dividends, volatility of 71.4%, share price of $4.50 per share and a 50% probability of down-round financing. The common stock issuance was recorded at $899,739 (a discount of $1,100,261 to the face amount), the Term Loan was recorded at $5,745,637 (a discount of $1,254,363 to the face amount), and a corresponding warrant liability of $2,354,624 was recorded.

The Term Loan accrues interest at a rate of 8.0% per annum. A portion of the principal amount of the Term Loan is repaid on the last business day of each calendar quarter, which provides for quarterly payments of $87,500 in the first year, $122,500 in the second year, $122,500 in the third year, $175,000 in the fourth year, and $210,000 in the fifth year. The Term Loan reflected an original issue discount of $1,305,435 associated with the issuance of 3 million warrants to acquire the Company’s common stock (see Note 9) and payment of a fee to NNA of $80,000 of which $51,072 was considered a debt discount, $7,998 was recorded to equity, and $20,930 allocated to warrant liability was immediately recorded as interest expense. The discount will be amortized to interest expense over the expected term of the loan using the effective interest method.

The Revolving Loan will bear interest at the rate of three month LIBOR plus 6.0% per annum. No amounts were borrowed under the Revolving Loan at September 30, 2014. The Term Loan and Revolving Loan mature on March 28, 2019.

The Company incurred $235,119 in third party costs related to the 2014 NNA financing, which were allocated to the related debt and equity instruments based on their relative fair values, of which $150,101 was classified as deferred financing costs which will be deferred and amortized over the life of the loan using the effective interest method.

The Credit Agreement and the Convertible Note provide for certain financial covenants. On February 16, 2015, the Company and NNA agreed to amend the tangible net worth covenant computation. The Company was in compliance with the amended financial covenants as of December 31, 2014.

In addition, the Credit Agreement and the Convertible Note include: (1) certain negative covenants that, subject to exceptions, limit the Company’s ability to, among other things incur additional indebtedness, engage in future mergers, consolidations, liquidations and dissolutions, sell assets, pay dividends and distributions on or repurchase capital stock, and enter into or amend other material agreements; and (2) certain customary representations and warranties, affirmative covenants and events of default, which are set forth in more detail in the 2014 NNA financing credit agreement and Convertible Note.

Unsecured revolving line of credit

Included in “Note and line of credit payable” in the accompanying condensed consolidated balance sheet is a $100,000 revolving line of credit with a financial institution of which $94,764 was outstanding at December 31, 2014 and March 31, 2014. Borrowings under the line of credit bear interest at the prime rate (as defined) plus 4.50% (7.75% per annum at March 31, 2014 and December 31, 2014), interest only is payable monthly, and the line of credit matures June 5, 2015. The line of credit is unsecured.

Interest expense associated with the notes and lines of credit payable consisted of the following:

	Three months ended		Nine months ended
	December 31,		December 31,
	2014	2013	2014	2013
Interest expense	$156,450	$13,023	$444,448	$69,111
Amortization of loan fees and discount	72,765	41,477	215,689	81,257
	$229,215	$54,500	$660,137	$150,368

5. Notes and Lines of Credit Payable

Notes and lines of credit payable consist of the following at January 31:

	2014	2013

Senior Secured Note	$-	$500,000
Medical Clinic Acquisition Promissory Notes	272,050	-
Secured Revolving Credit Facility	2,811,878	-
Unsecured Revolving Line of Credit	94,765	94,765
Total Notes and Lines of Credit Payable	$3,178,693	$594,765

Senior Secured Note

The Company entered into a Senior Secured Note (“Note”) agreement on February 1, 2012 with SpaGus Capital Partners, LLC (“SpaGus”) an entity in which Gary Augusta, a director and shareholder of the Company, holds an ownership interest. The terms of the Note provided for interest at 8.929% per annum, payments of principal of $135,000 on each of September 15, 2012 and October 15, 2012, and is secured by substantially all assets of the Company. The Company prepaid interest on the Note principal of $15,000 in accordance with the Note, and paid financing costs of $5,000 in cash and the issuance of 21,600 shares of the Company’s common stock, which was valued at $25,661 at the date of issuance.

On September 15, 2012, SpaGus agreed to allow the Company to defer payment of the scheduled principal payments due on September 15 and October 15, 2012, and amended the Note effective October 15, 2012 in which SpaGus agreed to provide additional principal to the Company in the amount of $230,000. The terms of the amended Note in the amount of $500,000 provided for borrowings to bear interest at 8.0 % per annum with accrued interest payable in arrears on each of December 28, 2012, March 31, 2013, June 30, 2013, and October 15, 2013. The amended Note was to have matured October 15, 2013, and could be prepaid at any time prior to September 29, 2013. The Company paid SpaGus financing costs of 10,000 restricted shares of the Company’s common stock on the amendment date, which had a fair value of $50,000. On April 15, 2013, the Company issued an additional 10,000 restricted shares of the Company’s common stock to SpaGus required under the terms of the amended Note, which had a fair value of $45,000 at the obligation date. The Company accounted for this additional payment as a modification, which was amortized to interest expense over the remaining term of the amended Note using the effective interest method. The amended Note matured and was repaid, including accrued unpaid interest, on October 16, 2013.

Medical Clinic Acquisition Promissory Notes

In connection with the September 1, 2013 acquisition of Whittier medical clinic (Note 3), ACC issued a non-interest bearing promissory note to the seller, which is due in installments of $15,000 per month for ten months commencing 90 days from the closing date under a non-interest bearing promissory note to be secured by the assets of the clinic. The Company determined the fair value of the note using an interest rate of 5.45% per annum to discount future cash flows, which is based on Moody’s Baa-rated corporate bonds at the valuation date. The note is secured by substantially all assets of the clinic.

In connection with the January 6, 2014 acquisition of Fletcher medical clinic (Note 3), ACC issued a non-interest bearing promissory note to the seller, which is due in installments of $15,000 per month for five months commencing April 1, 2014 under a non-interest bearing promissory note secured by the assets of the clinic. The Company determined the fair value of the note using an interest rate of 5.30% per annum to discount future cash flows, which is based on Moody’s Baa-rated corporate bonds at the valuation date. The note is secured by substantially all assets of the clinic.

In connection with the December 7, 2013 acquisition of Eagle Rock medical clinic (Note 3), ACC issued a non-interest bearing promissory note to the seller, which is due in installments of $10,000 per month for eight months commencing March 1, 2014 under a non-interest bearing promissory note secured by the assets of the clinic. The Company determined the fair value of the note using an interest rate of 5.46 % per annum to discount future cash flows, which is based on based on index of Moody's Baa-rated corporate bonds at of the valuation date. The note is secured by substantially all assets of the clinic.

The Medical Clinic Acquisition Promissory Notes were repaid in connection with the equity and debt financing with NNA of Nevada, Inc. (see Note 10.)

Lines of credit payable

Secured revolving credit facility

On October 15, 2013, the Company entered into a $2.0 million secured revolving credit facility (the “Credit Agreement”) with NNA of Nevada, Inc., and (“the Lender” or “NNA”).  The Company and its subsidiaries are guarantors of the Company’s obligations under the Credit Agreement. Loans drawn under the Credit Agreement are secured by all of the assets of the Company and its subsidiaries, including a security interest in the deposit accounts of the Company and its subsidiaries and a pledge of the shares in the Company’s subsidiaries. Amounts outstanding under the Credit Agreement accrue interest at a rate equal to the sum of (i) three month LIBOR and (ii) six percent (6.24% at January 31, 2014).   Interest is payable on the last business day of each successive month, in arrears, commencing October 31, 2013, and at each month-end thereafter. The Credit Agreement requires the Company to pay the Lender a facility fee, on the last business day of each month, at a per annum rate of 1.0 % of the average daily unused portion of the revolving credit commitment under the Credit Agreement. The Credit Agreement matures June 30, 2014. The Company incurred direct costs related to the Credit Agreement aggregating $ 119,500, which were accounted for as deferred financing costs and are amortized using the straight line method to interest expense over the term thereof.

On December 20, 2013, the Company entered into the First Amendment to the Credit Agreement (the “Amended Credit Agreement”), which increased the revolving credit facility from $ 2.0 million to $ 4.0 million. The proceeds of the Amended Credit Agreement were used by the Company to repay the $ 500,000 senior secured note (the “Senior Secured Note”) to SpaGus Apollo, LLC, and will be used to pay or repay certain of the Company’s 10 % Notes, to refinance certain other indebtedness of the Company, and for working capital and for general corporate purposes.

The Amended Credit Agreement contains the following financial covenants:

¨	Consolidated EBIT: The Company will not permit Consolidated EBIT as of the last day of each fiscal quarter shown below, for the fiscal quarter then ended, to be a greater negative amount than the amount set forth below:

Period	Minimum Consolidated EBIT(loss)
3rd fiscal quarter ended October 2013	$(900,000)
4 th fiscal quarter ended January 2014	$(1,227,111)
1 st fiscal quarter ended April 2014	$(1,696,958)

Consolidated EBIT is defined, for any period, as the aggregate of (i) Consolidated Net Income (Loss) of the Company plus (ii) the sum of interest expense and income tax expense, and minus (iii) interest income, all to the extent taken into account in the calculation of Consolidated Net Income.   Consolidated Net Income is defined, for any period, as the net income (or loss) of the Company and its Subsidiaries, as determined on a consolidated basis in accordance with U.S. GAAP, but excluding extraordinary gains and losses and any other non-operating gains and losses.

¨	Working Capital Ratio: Permit the Working Capital Ratio to be less than 0.80:1.00 at any time.

Working Capital Ratio is defined, as of the measurement date, as the ratio of (i) the sum of (A) the current assets of the Company and its subsidiaries as determined on a consolidated basis in accordance with U.S. GAAP, and (B) the unused portion of the revolving credit commitment to (ii) the current liabilities of the Company and its subsidiaries including without the aggregate amount of the Credit Agreement borrowings.

In addition, the Credit Agreement includes certain negative covenants that, subject to exceptions, limit our ability to, among other things incur additional indebtedness, engage in future mergers, consolidations, liquidations and dissolutions, sell assets, pay dividends and distributions on or repurchase capital stock, and enter into or amend other material agreements. The Credit Agreement also includes certain customary representations and warranties, affirmative covenants and events of default, which are set forth in more detail in the Credit Agreement.

The Company is in compliance with its financial covenants as of January 31, 2014 under the Amended Credit Agreement.

Unsecured revolving line of credit

Hendel has a $100,000 revolving line of credit with a financial institution of which $94,765 was outstanding at January 31, 2014. Borrowings under the line of credit bear interest at the prime rate (as defined) plus 4.50% ( 7.75% per annum at January 31, 2014 ), interest only is payable monthly, and matures June 5, 2014. The line of credit is unsecured.

Interest expense associated with the notes and lines of credit payable consisted of the following for the year ending January 31:

	2014	2013
Interest expense	$68,634	$27,959
Amortization of loan fees and discount	161,091	83,331
	$229,725	$111,290